Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 1,014,443	$ 68,275	$ (5,441)
Other comprehensive (loss) income:
Losses associated with pensions, net of tax	(2,323)	(3,139)	(95)
Unrealized net gain (loss) on qualifying cash flow hedging instruments	1,547	1,024	(8,578)
Unrealized gain (loss) on investments in available-for-sale securities	5,911	0	(9,942)
Other comprehensive income (loss)	5,135	(2,115)	(18,615)
Comprehensive income (loss)	1,019,578	66,160	(24,056)
Comprehensive income (loss) attributable to:
Stockholders of Golar LNG Limited	978,532	43,636	(14,108)
Non-controlling interests	41,046	22,524	(9,948)
Comprehensive income (loss)	$ 1,019,578	$ 66,160	$ (24,056)